Condensed Interim Consolidated Statements of Cash Flows - CAD ($)	9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net income for the period	$ 447,033	$ 5,523,429
Adjustments for:
Amortization of right-of-use asset	15,132	15,132
Equity-settled share-based compensation	80,273	116,376
Office lease accretion per IFRS 16	5,755	7,410
Office base rent recorded as lease reduction per IFRS 16	(21,014)	(20,031)
Property acquisition and assessments costs	7,500	0
Interest expense - director's loans	0	99,574
Transaction cost - director's loans	99,143	74,485
Changes in working capital items
Amounts receivable and other assets	111,745	(102,471)
Restricted cash	0	(346,484)
Accounts payable and accrued liabilities	(603,473)	331,036
Advanced contributions received	(2,557,383)	0
Balances due to related parties	(398,366)	(45,596)
Net cash provided by (used in) operating activities	(2,813,655)	5,652,860
Investing activities
Proceeds from disposition of mineral properties	0	1,690
Net cash provided by investing activities	0	1,690
Financing activities
Net proceeds from issuance of common shares pursuant to a private placement	2,769,231	0
Proceeds from director's loan	0	350,000
Net cash provided by financing activities	2,769,231	350,000
Net increase (decrease) in cash	(44,424)	6,004,550
Cash, beginning balance	5,131,510	370,784
Cash, ending balance	$ 5,087,086	$ 6,375,334